Produced Content, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cost of Revenue
Produced Content Net [Line Items]
Amortization expense for produced content predominantly monetized with other content assets	¥ 3,023,628	$ 463,391
Amortization expense for produced content predominantly monetized on its own	¥ 1,095,325	$ 167,866
Produced Content, Net
Produced Content Net [Line Items]
Amortization expense			¥ 2,977,181	¥ 2,265,543